Document and Entity Information	12 Months Ended
May 31, 2019
Document And Entity Information
Entity Registrant Name	SIMPLICITY ESPORTS & GAMING Co
Entity Central Index Key	0001708410
Document Type	S-1/A
Document Period End Date	May 31, 2019
Amendment Flag	true
Amendment Description	This Amendment No. 3 ("Amendment No. 3") to the Registration Statement on Form S-1 (File No. 333-228906) of Simplicity Esports and Gaming Company (the "Registration Statement") is being filed solely for the purpose of (i) filing Exhibits 101.INS, 101.SCH, 101.CAL, 101.DEF, 101.LAB, and 101.PRE, as indicated in Part II of this Amendment No. 3, which exhibits were omitted due to a technical issue not within the registrant's control at the time that Amendment No. 2 to the Registration Statement was filed with the Securities and Exchange Commission via EDGAR on September 23, 2019, and (ii) revising the SEC registration fee listed in Part II, Item 13 of this Amendment No. 3. This Amendment No. 3 does not modify any provision of the prospectus that forms a part of the Registration Statement. Accordingly, a preliminary prospectus has been omitted.
Entity Filer Category	Non-accelerated Filer
Entity Small Business Flag	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false